Shareholder Report	12 Months Ended	32 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000229339
Shareholder Report [Line Items]
Fund Name	Total Return ETF
Trading Symbol	TOTR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total Return ETF ("the fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return ETF	$31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  Non-benchmark exposure to high yield corporates and bank loans added value relative to the Bloomberg U.S. Aggregate Bond Index. Resilient risk appetite, strong demand for yield, and a supportive fundamental backdrop helped these sectors perform well over the past 12 months. Underweighting U.S. Treasuries also helped as they underperformed other parts of the market.

  While our corporate bond holdings performed well, underweighting investment-grade corporate bonds weighed on relative performance versus the index as high-grade corporate bonds also generated strong returns. Security selection within agency mortgage-backed securities (MBS) was another headwind.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. Over the past 12 months, the fund trimmed its allocation in agency MBS on strength after the sector outperformed in late 2023. As global economic growth improved and financial conditions loosened, we increased the fund’s total exposure to credit risk over the 12-month period.

  Overall, the fund held material exposure to derivatives, specifically interest rate derivatives that help the investment team more efficiently manage duration and positioning along the yield curve. The use of derivatives, including interest rate derivatives, had a negative effect on absolute returns.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 9/28/21
Total Return ETF (Based on Net Asset Value)	1.69%	- 4.51%
Total Return ETF (At Market Price)	1.82%	- 4.43%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31%	-3.71%

Performance Inception Date		Sep. 28, 2021
AssetsNet	$ 113,130,000	$ 113,130,000
Holdings Count | Holding	871	871
Advisory Fees Paid, Amount	$ 305,000
InvestmentCompanyPortfolioTurnover	439.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$113,130 Number of Portfolio Holdings871 Investment Advisory Fees Paid (000s)$305 Portfolio Turnover Rate439.5%
Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

U.S. Government Agency Securities	26.6%
U.S. Treasury Securities	18.0
AAA Rated	10.2
AA Rated	6.3
A Rated	5.7
BBB Rated	11.8
BB Rated and Below	16.4
Not Rated	5.2
Reserves	- 0.2

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	14.5%
U.S. Treasury Notes	13.1
Government National Mortgage Association	6.6
Federal Home Loan Mortgage Corp.	5.2
U.S. Treasury Bonds	4.2
Invesco Senior Loan ETF	3.0
JP Morgan Mortgage Trust	1.0
Brazil Notas do Tesouro Nacional	0.9
FirstKey Homes Trust	0.7
HPEFS Equipment Trust	0.7

Material Fund Change Name [Text Block]